SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	4.00%	4.00%	4.00%
Maximum [Member]
Expected volatility	55.86%	59.40%	61.90%
Risk-free interest	1.74%	1.86%	1.78%
Expected life	5 years 5 months 5 days	5 years 5 months 5 days	5 years 8 months 1 day
Minimum [Member]
Expected volatility	53.32%	54.80%	58.90%
Risk-free interest	1.14%	1.48%	0.63%
Expected life	4 years 9 months	4 years 8 months 26 days	4 years 8 months 19 days